Taxation - Summary of Tax Loss Carryforwards (Detail) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Operating Loss Carryforwards [Line Items]
Loss	¥ 10,275,076
Tax losses	655,787
Loss expiring in 2021 [Member]
Operating Loss Carryforwards [Line Items]
Loss	35,077
Loss expiring in 2022 [Member]
Operating Loss Carryforwards [Line Items]
Loss	8,902
Loss expiring in 2023 [Member]
Operating Loss Carryforwards [Line Items]
Loss	159,854
Loss expiring in 2024 [Member]
Operating Loss Carryforwards [Line Items]
Loss	843,520
Loss expiring in 2025 [Member]
Operating Loss Carryforwards [Line Items]
Loss	1,735,524
Loss expiring in 2026 [Member]
Operating Loss Carryforwards [Line Items]
Loss	75,970
Loss expiring in 2027 [Member]
Operating Loss Carryforwards [Line Items]
Loss	310,939
Loss expiring in 2028 [Member]
Operating Loss Carryforwards [Line Items]
Loss	1,586,972
Loss expiring in 2029 [Member]
Operating Loss Carryforwards [Line Items]
Loss	4,163,914
Loss expiring in 2030 [Member]
Operating Loss Carryforwards [Line Items]
Loss	1,354,404
United States [Member]
Operating Loss Carryforwards [Line Items]
Tax losses	408,754
Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Tax losses	¥ 247,033